Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.3661
Maximum Aggregate Offering Price	$ 7,322,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,011.17
Offering Note	Represents additional shares of common stock reserved for issuance pursuant to future awards under the Registrant’s 2022 Equity Incentive Plan, as amended (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement covers any additional shares of the Registrant’s common stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of common stock. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on NYSE American on November 17, 2025.